Summary of material accounting policies - Share-based payments (Details)	12 Months Ended
Dec. 31, 2024 shares
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Expiration period	5 years
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Expiration period	10 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Number of common share per unit vested	1
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Number of common share per unit vested	1
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Offering period	6 months
Discount on stock price	15.00%